INVESTMENT IN A JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2018
INVESTMENT IN A JOINT VENTURE [abstract]
Schedule of particulars of a joint venture
Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
BC ENERGY INVESTMENTS CORP.(1)	British Virgin Islands	US$ 102,325,582	50%	Investment holding

Schedule of summarized financial information of a joint venture
	2017		2018

Current assets		11,614	12,054

Non-current assets		63,660	47,116

Current liabilities		(6,630)	(6,851)

Non-current liabilities		(18,486)	(11,783)

	2016	2017	2018
Revenue	28,371	29,879	18,661
Depreciation, depletion and amortization	(3,988)	(3,742)	(3,446)
Interest income	388	313	95
Finance costs	(704)	(550)	(518)

Profit/(loss) before tax	1,226	2,215	(17,816)
Income tax (expense)/credit	(160)	(1,109)	6,630
Profit/(loss) after tax	1,066	1,106	(11,186)
Total comprehensive income/(expense)	1,066	1,106	(11,186)